Gains (Losses) on Disposals of Non-current Assets - Schedule of Gain Losses on Disposal of Non Current Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains on disposals of non-current assets:
Gains on the retirement/disposal of intangible and tangible assets	€ 13	€ 15	€ 28
Gains on the disposal of investments in subsidiaries	0	0	0
Gains on disposals of non-current assets	13	15	28
Losses on disposals of non-current assets:
Losses on the retirement/disposal of intangible and tangible assets	14	4	14
Losses on the disposals of investments in subsidiaries	0	0	0
Losses on disposals of non-current assets	14	4	14
Gains (losses) on disposals of non-current assets	€ (1)	€ 11	€ 14